SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

15.SUBSEQUENT EVENTS

On February 10, 2021, the Company closed its initial public offering (IPO) on the Nasdaq Global Market. The Company offered 6,000,000 ordinary shares in the IPO, par value $0.0005 per share at $5.00 per share. In addition, on March 3, 2021, the underwriters of the Company's IPO have exercised in full their over-allotment option to purchase additional 900,000 ordinary shares, par value $0.0005 per share at $5.00 per share.  Gross proceeds of the Company's IPO, including the proceeds from the sale of the over-allotment shares, totaled $34.5 million, before deducting underwriting discounts and other related expenses.

On March 8, 2021, Beijing Baosheng entered into a three-year office lease agreement with an unrelated third party for a period from March 16, 2021 through March 31, 2024. The monthly rent fee is approximately $45,000 and is payable on a quarterly basis.

On March 5, 2021, Beijing Baosheng entered into a revolving credit facility agreement of with Bank of Communications under which the Company can draw-down up to RMB 50,000,000 (approximately $8.7 million) by June 8, 2021. Each borrowing under the credit facility is due within three months. The interest rate for this credit facility was fixed at 3.85% per annum, and required the Company to make a deposit of $8.7 million. The loan is guaranteed by Ms. Wenxiu Zhong. As of the date of this report, the Company has drawn down borrowings of RMB 50,000,000.

On March 17, 2021, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with two investors, including a wholly-owned subsidiary of Ebang International Holdings Inc. (Nasdaq: EBON) for an investment of US$10 million. Pursuant to the Securities Purchase Agreement and an exemption from registration requirements of Section 5 of the Securities Act of 1933, as amended (the “Securities Act”) contained in Regulation S promulgated under the Securities Act, the Company issued an aggregate of 1,960,784 units to the investors, with each unit consisting of one ordinary share of the Company, par value $0.0005 per share (the “Ordinary Shares”) and a warrant to purchase one half of one Ordinary Share at an exercise price of $5.61 per Ordinary Share. On March 18, 2021, the Company closed the private placement.

On April 14, 2021, the Company entered into a cryptocurrency miner purchase agreement with a third party entity named Link (Shanghai) Networking Technology Co., Ltd, pursuant to which the Company would purchase 1,000 EBIT-E10C miners with aggregation value of RMB 4.67 million (approximately $0.72 million). The miners are expected to be delivered to the Company by no later than May 20, 2021.

On March 22, 2021, Baosheng HK established a wholly-owned subsidiary named Beijing Baosheng Network Technology Co., Ltd. (“Baosheng Network”), which was a limited liability company in the PRC with a registered capital of $23,052,098 (RMB 150,000,000).

On April 26, 2021, Baosheng Technology entered into an entrusted loan agreement with Baosheng Network to borrow RMB 50,000,000 (approximately $8.7 million) from Bank of Communications for working capital needs, which will be due on April 26, 2024. The interest rate is fixed at 1.0% per annum. Pursuant to the entrusted loan agreement, Baosheng Network deposited a total of RMB 50,000,000 (approximately $8.7 million) into the entrusted fund bank account on April 26, 2021. On April 27, 2021, Baosheng Technology has received the full amount of this entrusted loan of RMB 50,000,000 (approximately $8.7 million).